Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables summarize the Company's assets and liabilities that are measured at fair value on a recurring basis (in thousands):

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$202,241	$202,241	$—	$—
Fair value option investments	82,584	—	—	82,584
Available-for-sale securities:
Convertible debt securities	10,038	—	—	10,038
Redeemable preferred shares	17,444	—	—	17,444

Liabilities:
Contingent consideration	14,588	—	—	14,588

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$305,179	$305,179	$—	$—
Fair value option investments	130,725	—	—	130,725
Available-for-sale securities:
Convertible debt securities	10,116	—	—	10,116
Redeemable preferred shares	22,834	—	—	22,834

Liabilities:
Contingent consideration	10,781	—	—	10,781

Fair Value, Assets and Liabilities, Reconciliation of Level 3 Inputs
The following table provides a roll-forward of the fair value of recurring Level 3 fair value measurements for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Assets
Fair value option investments:
Beginning Balance	$130,725	$—	$—
Acquisitions of investments	—	138,475	—
Sale of investments carried at fair value	—	(4,807)	—
Total gains (losses) included in earnings	(48,141)	(2,943)	—
Ending Balance	$82,584	$130,725	$—
Unrealized (losses) gains still held (1)	$(48,141)	$(3,023)	$—
Available-for-sale securities
Convertible debt securities:
Beginning Balance	$10,116	$2,527	$3,174
Purchases of convertible debt securities	—	6,635	—
Maturity of convertible debt security	(1,685)	—	—
Total gains (losses) included in other comprehensive income (loss)	703	385	693
Total gains (losses) included in other income (expense), net (2)	904	569	(1,340)
Ending Balance	$10,038	$10,116	$2,527
Unrealized gains (losses) still held (1)	$1,607	$954	$(647)
Redeemable preferred shares:
Beginning Balance	$22,834	$4,910	$—
Purchase of redeemable preferred shares	—	18,375	4,599
Total gains (losses) included in other comprehensive income (loss)	(816)	(451)	311
Transfer to cost method investment classification upon elimination of redemption feature	(4,574)	—	—
Ending Balance	$17,444	$22,834	$4,910
Unrealized gains (losses) still held (1)	$(816)	$(451)	$311

Liabilities
Contingent Consideration:
Beginning Balance	$10,781	$1,983	$606
Issuance of contingent consideration in connection with acquisitions	—	9,605	4,388
Settlements of contingent consideration liabilities	—	(716)	(424)
Reclass to non-fair value liabilities when no longer contingent	(285)	(331)	(143)
Total losses (gains) included in earnings (3)	4,092	240	(2,444)
Ending Balance	$14,588	$10,781	$1,983
Unrealized losses (gains) still held (1)	$3,966	$(148)	$(2,405)

(1)
Represents the unrealized losses or gains recorded in earnings and/or other comprehensive income (loss) during the period for assets and liabilities classified as Level 3 that are still held (or outstanding) at the end of the period.

(2)	Represents accretion of interest income and changes in the fair value of an embedded derivative.

(3)	Changes in the fair value of contingent consideration liabilities are classified within "Acquisition-related expense (benefit), net" on the consolidated statements of operations.

Fair Value of Financial Assets and Liabilities not Measured at Fair Value
The following table presents the carrying amounts and fair values of financial instruments that are not carried at fair value in the consolidated financial statements (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cost method investments	$31,816	$35,369	$14,561	$15,922